Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2017
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of assets annual rates	2
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of assets annual rates	15
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of assets annual rates	2.5-5 (mainly 5%)
Computers, software, office furniture, office, equipment and other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of assets annual rates	6-33